Equity	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Equity
18.	EQUITY

(a)	Capital stock

The capital stock of Mechel OAO consists of 497,969,086 authorized common shares with par value of 10 Russian rubles (approximately $0.0003), of which 416,270,745 common shares were outstanding as of December 31, 2013 and 2012.

(b)	Preferred shares

On April 30, 2008, Mechel’s Extraordinary Shareholders’ Meeting adopted changes to its Charter, authorizing up to 138,756,915 preferred shares with a nominal value of 10 Russian rubles each for future issuances (representing 25% of the Mechel OAO’s share capital). Under the Russian law and the Mechel OAO’s Charter, these stocks are non-cumulative and have no voting rights, unless dividends are not paid in the year. The dividend yield is also fixed by the Charter and amounts to 0.2% of Mechel’s consolidated net income per 1% of preferred stocks issued.

(c)	Dividends

In accordance with applicable legislation, Mechel and its subsidiaries can distribute all profits as dividends or transfer them to reserves. Dividends may only be declared from accumulated undistributed and unreserved earnings as shown in the statutory financial statements of both Russian and foreign Group’s subsidiaries. Dividends from Russian companies are generally subject to a 9% withholding tax for residents and 15% for non-residents, which could be reduced or eliminated if paid to foreign owners under certain applicable double tax treaties.

Effective January 1, 2008, intercompany dividends may be subject to a withholding tax of 0% (if at the date of dividends declaration, the dividend-recipient Russian company held a controlling (over 50%) interest in the share capital of the dividend payer for a period over one year, if the cost of acquisition of shares of the company paying dividends exceeded 500 million Russian rubles and the residence of the dividend distribution company is not included into the Ministry of Finance offshore list). Before 2011, dividends received by the Russian entities were subject to a profit tax of 0% only when all the relevant criteria described above were satisfied; otherwise the tax rate was 9%. One of the criteria was that the cost of the acquisition or receipt of ownership of the holding in the charter capital of the organization paying the dividends or depositary receipts conferring the right to receive dividends exceeds 500 million Russian rubles. This criterion was abolished by the Federal Law starting from January 1, 2011 in relation to the dividends accrued on the basis of results of the activities of organizations for 2010 and subsequent periods.

Approximately $6,104,529 and $9,370,410 of statutory undistributed earnings were available for dividends as of December 31, 2013 and 2012, respectively.

On June 20, 2013, one of the Group’s subsidiaries declared a dividend of 285,105 thousand Russian rubles ($8,876) to its common shareholders and, on June 28, 2013, Mechel declared 4,163 thousand Russian rubles ($127) to the holders of preferred shares for 2012. In August 2013, the dividends on preferred shares declared for 2012 were paid in full amount.

On June 6, 2012, Mechel declared a dividend of 5,959 million Russian rubles ($180,909) to its shareholders for 2011, out of which $79,056 was subject to the distribution to the holders of preferred shares. During 2012, the dividends declared for 2011 were paid in full amount.

(d)	Earnings per share

Net income (loss) per common share for all periods presented was determined in accordance with FASB ASC 260, “Earnings Per Share” (“ASC 260”), by dividing income (loss) available to shareholders by the weighted average number of shares outstanding during the three years ended December 31:

	2013	2012	2011
Net (loss) income from continuing operations	(1,564,396)	(1,059,046)	831,473
Less: Net income from continuing operations attributable to noncontrolling interests	(5,543)	(23,510)	(76,252)
Dividends paid on preferred stock	(127)	(79,056)	(78,281)

Net (loss) income from continuing operations attributable to common shareholders of Mechel OAO	(1,570,066)	(1,161,612)	676,940
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

(Loss) earnings per share from continuing operations (in U.S. dollars)	(3.77)	(2.79)	1.63

	2013	2012	2011
Net loss from discontinued operations	(1,358,571)	(605,839)	(28,026)
Less: Net loss from discontinued operations attributable to noncontrolling interests	496	23,827	690

Net loss from discontinued operations attributable to common shareholders of Mechel OAO	(1,358,075)	(582,012)	(27,336)
Total weighted average number of shares outstanding during the period	416,270,745	416,270,745	416,270,745

Loss per share effect of discontinued operations (in U.S. dollars)	(3.26)	(1.40)	(0.07)

Net loss (income) attributable to common shareholders of Mechel OAO for the years ended December 31, 2013, 2012 and 2011 has been computed by adding (deducting) the dividends on preferred shares for the years then ended, declared on June 28, 2013, June 30, 2012 and June 30, 2011 in the amount of $127, $79,056 and $78,281, respectively, to (from) net loss (income) attributable to shareholders of Mechel OAO.

The total weighted-average number of common shares outstanding during the period was as follows:

Dates outstanding	Shares outstanding	Fraction of period (days)	Weighted-average number of shares

2011:
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

2012:
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

2013:
Common shares: January 1 — December 31	416,270,745	365	416,270,745

Total weighted average shares outstanding during the period	416,270,745		416,270,745

There were no dilutive securities issued as of December 31, 2013, 2012 and 2011.

(e)	Acquisitions of noncontrolling interests

In November 2013, the Group purchased 1.31% of Mechel Mining OAO from the Controlling Shareholder for $57,986 cash consideration. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired of $54,952 was attributed to additional paid-in capital. The acquired shares were pledged under the credit agreement between the seller and Gazprombank as of the date of transaction but the pledge was released by the end of the year. The Group has 99.999995% of voting shares of Mechel Mining as of December 31, 2013.

During the period from August 2013 through November 2013, the Group purchased 4.40% of KMP from non-controlling shareholders for $29,158 cash consideration. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $8,720, was attributed to additional paid-in capital. The indebtedness of the Group under the share purchase agreement was secured by the pledge of 5,726 common shares of KMP (2.3% of total common shares).

In March 2013, the Group purchased 0.21% of Tomusinsk Open Pit Mine (“TOPM”) from noncontrolling shareholders for $33 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $619, was attributed to additional paid-in capital.

In March 2012, the Group purchased 0.03% of BMP from noncontrolling shareholders for $33 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $21, was attributed to additional paid-in capital.

In October 2012, the Group purchased 1.63% of Izhstal from noncontrolling shareholders for $595 paid in cash. The transaction was accounted for as an equity transaction, and the difference between the fair value of the consideration paid and share of carrying value of net assets acquired, of $160, was attributed to additional paid-in capital.

On different dates from January through December 2011, the Group acquired 0.03% of voting shares of Tomusinsky Open Pit and 0.02% of voting shares of SKCC from third parties for $4 and for $283, respectively, paid in cash. The transactions were accounted for as equity transactions.